Rule 497(e)
Registration Nos. 333-171933 and 811-22523

[CHAPMAN AND CUTLER LLP LETTERHEAD]

June 28, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  Destra Investment Trust II
                       (Registration Nos. 333-171933 and 811-22523)

Ladies and Gentlemen:

On behalf of Destra Investment Trust II (the “Registrant”) and its series, Destra Preferred and Income Securities Fund and Destra Focused Equity Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(c) filing with the Securities and Exchange Commission on April 15, 2011.  The sole purpose of this filing is to correct the Registrant’s filing on April 28, 2011, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, which omitted the links to the interactive data.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By: /s/ Morrison C. Warren
Morrison C. Warren
Enclosure